Shareholders' Equity - Summary of Company's Board of Directors Approved and Declared a Quarterly Preferred Cash Dividend (Detail) - USD ($) $ / shares in Units, $ in Thousands		3 Months Ended
		Mar. 31, 2023	Mar. 31, 2022
Class Of Stock [Line Items]
Aggregate Payment		$ 4,969	$ 4,969
Series A
Class Of Stock [Line Items]
Aggregate Payment		$ 2,625	$ 2,625
Per Depositary Share Payment	[1]	$ 0.44	$ 0.44
Series B
Class Of Stock [Line Items]
Aggregate Payment		$ 2,344	$ 2,344
Per Depositary Share Payment	[1]	$ 0.39	$ 0.39

[1]	Rounded to the nearest whole cent.